Revenue recognition - Schedule of Contract Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Beginning balance, January 1	$ 2,947,565	$ 889,508
New contracts	7,531,145	8,800,340
Revenue recognized	(7,540,718)	(6,742,283)
Ending balance, December 31	$ 2,937,992	$ 2,947,565